FINANCIAL INSTRUMENTS - Pre-Tax Gains (Losses) on Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income	$ 20	$ 13	$ 31	$ 37
Interest rate derivatives-accumulated other comprehensive income	(4)	(1)	10	4
Interest expense
Fair Value Hedges
Interest rate derivatives-Interest expense	(3)	0	(13)	(7)
Gains/(losses) on hedged items-Interest expense	3	0	13	7
Cash Flow Hedges
Interest rate derivatives, reclassified from reclassified from AOCI (effective portion)	(2)	(1)	(4)	(2)
Foreign exchange contracts-Net sales
Cash Flow Hedges
Foreign exchange contracts, reclassified from AOCI (effective portion)	(2)	2	(1)	4
Foreign exchange contracts-Cost of goods sold
Cash Flow Hedges
Foreign exchange contracts, reclassified from AOCI (effective portion)	(6)	(9)	14	(43)
Foreign exchange contracts-Other, net
Cash Flow Hedges
Foreign exchange contracts, reclassified from AOCI (effective portion)	10	4	24	8
Not Designated as Hedges
Foreign exchange contracts, not designated as hedges	$ 24	$ (11)	$ 133	$ 13